Commitments (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Payment for license cost	$ 10,000		$ 10,000
Percentage of royalties revenue	2.00%		2.00%
License revenue			$ 0	$ 0
License payable			20,000	20,000
Employee settlement	$ 50,000		50,000	50,000
Royalty revenue			$ 0	$ 0
BASF Agreement And License [Member]
Royalty revenue
Capsugel Agreement [Member]
Royalty revenue